UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2006

ITEM 1.        SCHEDULE OF INVESTMENTS

CitiFunds Trust III
Citi Connecticut Tax Free Reserves

FORM N-Q
MAY 31, 2006

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited)	May 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

SHORT-TERM INVESTMENT — 100.2%
Education — 19.2%
		Connecticut State, HEFA Revenue:
$ 10,200,000	A-1+	Avon Old Farms School, Series A, LOC-Bank of America, 3.430%,
		6/1/06 (a)	$10,200,000
3,385,000	A-1+	Hartford Hospital Series B, LOC-Bank of America, 3.170%, 6/7/06 (a)	3,385,000
4,105,000	A-1+	Marvelwood School Issue, Series A, LOC-Wachovia Bank,
		3.460%, 6/1/06 (a)	4,105,000
3,000,000	A-1+	Quinnipac University, Series G, LOC-JPMorgan Chase,
		3.510%, 6/1/06 (a)	3,000,000
1,000,000	VMIG1(b)	Ridgefield Academy, Series A, LOC-Bank of America,
		3.400%, 6/1/06 (a)	1,000,000
3,900,000	A-1+	Sacred Heart University, Series F, LOC-Bank of America, 3.460%,
		6/1/06 (a)	3,900,000
4,695,000	A-1+	Washington Montessori School, Series A, LOC-Wachovia Bank, 3.460%,
		6/1/06 (a)	4,695,000
		Yale University:
13,500,000	A-1+	Series U, 3.100%, 6/7/06 (a)	13,500,000
7,000,000	A-1+	Series V-1, 3.450%, 6/1/06 (a)	7,000,000
1,000,000	F-1+(c)	University of Connecticut, P Float PA 1255, MBIA-Insured, SPA-Merrill
		Lynch Capital Services Inc., 3.490%, 6/1/06 (a)	1,000,000
5,475,000	A-1+	University of Puerto Rico Revenue, Municipal Trust Recipients, Series SG-21,
		LIQ- Societe Generale, 3.460%, 6/1/06 (a)	5,475,000

		Total Education	57,260,000

Finance — 0.8%
2,300,000	A-1	Puerto Rico Public Finance Corp., Series 111, AMBAC-Insured, LIQ-Morgan
		Stanley, 3.470%, 6/1/06 (a)	2,300,000

General Obligation — 16.9%
		Connecticut State, GO:
1,000,000	F-1+(c)	PT 1588, FSA-Insured, SPA-Merrill Lynch Capital Service Inc., 3.490%,
		6/1/06 (a)	1,000,000
2,000,000	A-1+	Series A-1, SPA-Dexia Credit Local, 3.370%, 6/1/06 (a)	2,000,000
7,000,000	A-1+	Connecticut State, Series A, SPA-Landesbank Hessen-Thuringen, 3.540%,
		6/1/06 (a)	7,000,000
3,500,000	MIG1(b)	Easton, CT, BAN, 4.000% due 11/8/06	3,515,046
6,925,000	MIG1(b)	Litchfield, CT, GO, BAN, 4.000% due 2/13/07	6,960,399
		New Haven CT, GO, TECP:
4,130,000	NR	3.350% due 6/7/06	4,130,000
4,500,000	NR	3.430% due 9/7/06	4,500,000
7,500,000	NR	North Haven CT, GO, BAN, 5.000% due 1/23/07	7,563,382
4,000,000	A-1	Puerto Rico Commonwealth, Refunding, Government Development Bank,
		GO, MBIA-Insured, SPA-Credit Suisse, 3.160%, 6/7/06 (a)	4,000,000
2,835,000	A-1	Puerto Rico Municipal Finance Agency, PA-638, FSA-Insured, LIQ-Merrill
		Lynch Capital Services Inc., 3.460%, 6/1/06 (a)	2,835,000
2,900,000	MIG1(b)	Stafford, CT, BAN, 4.500% due 11/29/06	2,917,823
4,000,000	SP-1+	West Haven, CT, GO, BAN, 4.000% due 11/15/06	4,014,339

		Total General Obligation	50,435,989

Hospitals — 26.9%
		Connecticut State:
4,075,000	VMIG1(b)	Development Authority Healthcare Revenue, Corporation Independent
		Living Project, LOC-JPMorgan Chase, 3.210%, 6/7/06 (a)	4,075,000
		HEFA Revenue:
5,100,000	NR	TECP, 3.420% due 6/7/06	5,100,000
3,000,000	VMIG1(b)	Charlotte Hungerford, Series C, LOC-Bank of America, 3.430%, 6/1/06 (a)	3,000,000

See Notes to Schedule of Investments.

1

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Hospitals — 26.9% (continued)
$ 8,200,000	A-1	Covenant Retirement, Series A, LOC-LaSalle Bank NA, 3.410%,
		6/1/06 (a)	$8,200,000
11,000,000	A-1+	Eastern Connecticut Health, Series B, LOC-Sovereign Bank &
		Comerica Bank, 3.480%, 6/1/06 (a)	11,000,000
7,800,000	A-1+	Gaylord Hospital Issue, Series A, LOC-Bank of America, 3.180%,
		6/7/06 (a)	7,800,000
8,950,000	A-1+	Health Care Capital Asset, Series A-1, LOC-Bank of America,
		3.170%, 6/7/06 (a)	8,950,000
5,220,000	A-1	Hospital of St Raphael, Series M, LOC-KBC Bank, 3.170%, 6/7/06 (a)	5,220,000
3,665,000	VMIG1(b)	Middlesex Hospital, Series K, LOC-Wachovia Bank, 3.460%, 6/1/06 (a)	3,665,000
3,580,000	A-1+	Refunding, United Methodist Home, Series A, LOC-Wachovia Bank,
		3.460%, 6/1/06 (a)	3,580,000
9,275,000	VMIG1(b)	Summerwood University Park, Series A, LOC-Toronto-Dominion
		Bank, 3.210%, 6/7/06 (a)	9,275,000
8,600,000	VMIG1(b)	Updates-Edgehill, Series C, LOC-KBC Bank NV, 3.450%, 6/1/06 (a)	8,600,000
2,000,000	A-1+	Wesleyan University, Series F, SPA-JPMorgan Chase, 3.250%,
		6/7/06	2,000,000

		Total Hospitals	80,465,000

Housing: Multi-Family — 2.7%
7,000,000	A-1+	Connecticut HFA, Mortgage Housing Finance, Subordinated Series B-2,
		AMBAC-Insured, SPA-Depfa Bank PLC, 3.480%, 6/1/06 (a)(d)	7,000,000
1,005,000	A-1+	Hartford Redevelopment Agency Mortgage Revenue, Refunding, Housing
		Underwood Tower Project, FSA-Insured, SPA-Societe Generale, 3.430%,
		6/1/06	1,005,000

		Total Housing: Multi-Family	8,005,000

Housing: Single Family — 2.5%
		Connecticut State, HFA, Housing Mortgage Finance Program:
1,737,000	AAA	Series D-RMKT, 3.330%, 6/7/06 (a)(d)	1,737,000
770,000	A-1+	Subordinated Series D-3, AMBAC-Insured, SPA-Landesbank Hessen-
		Thuringen, 3.370%, 6/1/06 (a)	770,000
4,885,000	A-1+	North Canaan Housing Authority Revenue, Geer Woods Projects, LOC-
		Wachovia Bank, 3.460%, 6/1/06 (a)	4,885,000

		Total Housing: Single Family	7,392,000

Industrial Development — 2.1%
		Connecticut State Development Authority, IDR:
2,600,000	A-1+	Northeast Foods Inc. Project, LOC-Bank of America, 3.490%, 6/1/06 (a)(d)	2,600,000
3,695,000	A-1+	Wyre Wynd Corp. Project, LOC-Bank of America, 3.220%, 6/7/06 (a)	3,695,000

		Total Industrial Development	6,295,000

Miscellaneous — 9.7%
500,000	A-1+	Connecticut State, Special Tax Obligation Revenue, Second Lien, FSA-
		Insured, SPA-Bank of America, 3.210%, 6/7/06 (a)	500,000
17,000,000	SP-1+	Danbury, CT, BAN, 4.000% due 8/4/06	17,034,792
4,125,000	NR	Oxford, CT, BAN, 4.000% due 8/4/06	4,133,580
7,215,000	MIG1(b)	Seymour, CT, BAN, 4.000% due 8/16/06	7,231,797

		Total Miscellaneous	28,900,169

Transportation — 14.9%
8,500,000	A-1+	Capital City, EDA, Parking & Energy Fee Revenue, Series B, SPA-Bank of
		America, 3.210%, 6/7/06 (a)	8,500,000
		Connecticut State, Special Tax Obligation Revenue:
8,700,000	A-1	PT-368, FGIC-Insured, SPA-Merrill Lynch Capital Services, 3.490%,
		6/1/06 (a)	8,700,000

See Notes to Schedule of Investments.

2

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Transportation — 14.9% (continued)
$ 3,840,000	A-1+	Refunding, Transportation Infrastructure-1, AMBAC-Insured, SPA-
		Westdeutsche Landesbank, 3.280%, 6/7/06 (a)	$3,840,000
		Puerto Rico Commonwealth, Highway & Transportation Authority:
1,720,000	A-1	Highway Revenue, PA-548R, MBIA-IBC-Insured, LIQ- Merrill Lynch
		Capital Services, 3.460%, 6/1/06 (a)	1,720,000
7,015,000	A-1+	Transportation Revenue, Putters-Series 246, FSA-Insured, LIQ-
		JPMorgan Chase, 3.460%, 6/1/06 (a)	7,015,000
		Puerto Rico Public Finance Corp., MSTC:
8,500,000	A-1	Class A, Series 2001-128, FGIC-Insured, LIQ-Bear Stearns Capital
		Markets, 3.550%, 6/1/06 (a)(d)(e)	8,500,000
6,345,000	A-1	Series 2000-102 Certificate, Class A, AMBAC-Insured, LIQ-Bear
		Stearns Capital, 3.190%, 6/7/06 (a)(e)	6,345,000

		Total Transportation	44,620,000

Utilities— 2.4%
7,200,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC, SGA 43,
		MBIA-Insured, SPA-Societe Generale, 3.190%, 6/7/06 (a)	7,200,000

Water and Sewer — 2.1%
5,000,000	A-1+	New Britain, CT, Revenue, AMBAC-Insured, SPA-Bank of Nova Scotia
		Trust Company, 3.250%, 6/7/06 (a)	5,000,000
1,195,000	VMIG1(b)	South Central Regional Water Authority, Water System Revenue, 18TH
		Series, Series B, Insured-MBIA, SPA-JPMorgan Chase,
		3.210%, 6/7/06 (a)	1,195,000

		Total Water and Sewer	6,195,000

		TOTAL INVESTMENTS — 100.2% (Cost — $299,068,158#)	299,068,158
		Liabilities in Excess of Other Assets — (0.2)%	(471,845)

		TOTAL NET ASSETS — 100.0%	$298,596,313

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody's Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedule of Investments.

Abbreviations used in this schedule:
	AMBAC - Ambac Assurance Corporation	IDR - Industrial Development Revenue
	BAN - Bond Anticipation Notes	LIQ - Liquidity Facility
	EDA - Economic Development Authority	LOC - Letter of Credit
	FGIC - Financial Guaranty Insurance Company	MBIA - Municipal Bond Investors Assurance Corporation
	FSA - Financial Security Assurance	MSTC - Municipal Securities Trust Certificates
	GO - General Obligation	PART - Partnership Structure
	HEFA - Health & Educational Facilities Authority	SPA - Standby Bond Purchase Agreement
	HFA - Housing Finance Authority	TECP - Tax Exempt Commercial Paper
IBC - Insured Bond Certificates

See Notes to Schedule of Investments.

3

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—
Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—
Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—
Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s Investors Service or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2. CONTROLS AND PROCEDURES.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: July 28, 2006